Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of Income tax expense differences

In $000s	2025	2024
Loss before income tax	$(179,379)	$(151,939)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(48,432)	(41,024)
Items not deductible for income tax purposes	(642)	3,623
Non-taxable items	(3,458)	(4,877)
Flow-through share issuances	18,523	22,935
Other	49	(384)
Change in unrecognized deferred tax assets	37,422	19,727
Income tax expense	$3,462	$—

Schedule of deferred tax assets and liabilities

In $000s	2025	2024
Non-capital losses carried forward	$3,428	$4,522
Share issue costs	—	1,329
Mineral property, plant and equipment	—	726
Gold Stream derivative liability	—	(2,089)
Exploration and evaluation assets	(3,838)	(3,600)
Provision for closure and reclamation	375	—
Right-of-use assets	(1,424)	(1,594)
Lease liabilities	1,826	2,093
Other assets	(2,594)	(1,360)
Other liabilities	—	(2)
Cash	3	(251)
Marketable securities	(1,837)	(25)
Net capital losses	599	251
Net deferred tax liabilities	$(3,462)	$—

Schedule of unrecognized deductible temporary differences

In $000s	2025	2024
Non-capital losses	$219,051	$49,083
Exploration and evaluation assets	9,978	—
Provision for closure and reclamation	44,839	38,498
Lease liabilities	56,322	5,783
Mineral property, plant and equipment	12,218	254,439
Gold Stream derivative liability	143,403	—
Marketable securities	—	1,080
Other liabilities	22,866	—
Share issue costs	21,399	5,681
Net capital losses	—	3,158
Unrecognized deductible temporary differences	$530,076	$357,722